FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 1,696	$ 3,548
Interest-bearing liabilities	14,727	15,339
Lease liabilities	143	478
Decommissioning liabilities, other provisions and post-employment benefits	741	1,995
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,161	1,416
Interest-bearing liabilities	846	877
Lease liabilities	52	53
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	175	249
Interest-bearing liabilities	955	857
Lease liabilities	30	39
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	112	423
Interest-bearing liabilities	8,218	9,432
Lease liabilities	41	77
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	248	1,460
Interest-bearing liabilities	4,708	4,173
Lease liabilities	$ 20	$ 309